Financial Assets Held for Trading at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2025
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Abstract]
Financial Assets Held for Trading at Fair Value through Profit or Loss
8.	Financial Assets Held for Trading at Fair Value through Profit or Loss:

The detail of this line item is as follows:

	2025	2024
	MCh$	MCh$

Financial derivative contracts	1,870,640	2,303,353
Debt Financial Instruments	3,121,702	1,714,381
Others	402,259	411,689
Total	5,394,601	4,429,423

(a)	As of December 31, 2025 and 2024, the Bank records the following portfolio of derivative instruments:

	Notional amount of contract with final expiration date in
	On demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total		Fair Value Assets
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Currency forward	—	—	6,451,389	3,289,559	3,453,741	1,712,274	3,453,928	2,589,278	658,475	916,016	3,028	26,575	—	4,442	14,020,561	8,538,144	378,983	227,670
Interest rate swap	—	—	384,202	376,933	2,758,114	2,249,606	7,746,942	5,133,205	7,089,417	7,253,517	4,497,481	4,172,518	4,088,342	4,250,312	26,564,498	23,436,091	451,124	732,395
Interest rate and cross currency swap	—	—	227,581	107,571	556,735	249,871	1,527,659	2,198,760	2,396,969	2,164,528	2,170,585	1,449,064	2,529,413	2,686,049	9,408,942	8,855,843	1,037,686	1,338,086
Call currency options	—	—	5,591	11,551	28,062	42,692	57,525	57,908	—	11,340	—	—	—	—	91,178	123,491	332	4,949
Put currency options	—	—	14,679	10,208	18,722	16,989	29,583	23,301	—	—	—	—	—	—	62,984	50,498	2,515	253
Total	—	—	7,083,442	3,795,822	6,815,374	4,271,432	12,815,637	10,002,452	10,144,861	10,345,401	6,671,094	5,648,157	6,617,755	6,940,803	50,148,163	41,004,067	1,870,640	2,303,353
b)	The detail of Debt Financial Instruments is the following:

	2025	2024
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	2,388,127	1,217,317
Bonds and Promissory notes from the General Treasury of the Republic	410,202	278,140

Other instruments issued in Chile
Debt financial instruments from other domestic banks	277,354	217,948
Instruments issued Abroad
Financial instruments from foreign governments or Central Banks	46,019	976
Total	3,121,702	1,714,381

Under “Instruments issued by the Chilean Government and Central Bank of Chile” are classified instruments sold under repurchase agreements to clients and financial institutions, by an amount of Ch$62,046 million as of December 31, 2025 (Ch$10,038 million as of December 31, 2024). The repurchase agreements have an average maturity of 2 days at the end of the year 2025 (2 days in December 2024).

Under “Other instruments issued in Chile” are included instruments sold under repurchase agreements to clients and financial institutions by an amount of Ch$151,169 million as of December 31, 2025 (Ch$89,223 million in December 2024). The repurchase agreements have an average maturity of 4 days at the end of the year 2025 (7 days in December 2024).

Additionally, the Bank has investments in own-issued letters of credit for an amount equivalent to Ch$474 million as of December 31, 2025 (Ch$998 million in December 2024), which are presented as a reduction of the liability item “Debt financial instruments issued”.

c)	The detail of other financial instruments is as follows:

	2025	2024
	MCh$	MCh$
Mutual fund investments
Funds managed by related companies	400,222	408,121
Funds managed by third-party	—	—

Equity instruments
Domestic equity instruments	619	1,039
Foreign equity instruments	—	—

Loans originated and acquired by the entity
Loans to Banks	—	—
Commercial loans	—	—
Residential mortgage loans	—	—
Consumer loans	—	—
Others	1,418	2,529
Total	402,259	411,689